Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Equity Grant Practices
Our equity incentive awards are designed to recognize the contributions of our NEOs and to provide a meaningful incentive for sustained long-term performance. These awards reflect the impact of our leadership team in driving Company growth, and executing strategic initiatives, while also supporting retention in a competitive market for executive talent.
We believe equity compensation is a critical component of our executive compensation program, as it directly aligns the interests of our NEOs with those of our shareholders, reinforces an ownership mindset, and links realized compensation to long-term Company performance.
The Compensation Committee, under the oversight of our Board of Directors, periodically reviews the equity incentive compensation of our NEOs and may grant equity awards from time to time as it deems appropriate, taking into account individual performance, Company performance, market practices, and retention considerations.
The Compensation Committee does not take material nonpublic information into account when determining the timing and terms of option awards, and we do not time the disclosure of such material nonpublic information for purposes of affecting the exercise price of such awards or the value of executive compensation. During fiscal year 2025, we did not grant any option awards to our NEOs.

Award Timing Method
The Compensation Committee, under the oversight of our Board of Directors, periodically reviews the equity incentive compensation of our NEOs and may grant equity awards from time to time as it deems appropriate, taking into account individual performance, Company performance, market practices, and retention considerations.

Award Timing Predetermined	false
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	The Compensation Committee does not take material nonpublic information into account when determining the timing and terms of option awards, and we do not time the disclosure of such material nonpublic information for purposes of affecting the exercise price of such awards or the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false